FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)
Amounts recognised in profit or loss and other comprehensive income
Changes in the fair values of available-for-sale financial assets	¥ 0	$ 0		¥ 242,588	¥ 0
Dividends from equity investments at FVOCI recognised in profit or loss in other losses - net (Note 31) - Related to investments held at the end of the reporting period	6,473			6,473	¥ 5,884
Financial assets previously classified as available-for-sale financial assets (2017)
Available-for-sale investments	¥ 0			¥ 296,414		$ 0		¥ 0

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .